Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
January 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.55%
Angola-2.75%
Angolan Government International Bond
9.50%, 11/12/2025(a)	$23,775,000	$25,338,587
8.25%, 05/09/2028(a)	26,755,000	26,808,938
9.38%, 05/08/2048(a)	27,130,000	26,975,359
		79,122,884
Bahrain-2.82%
Bahrain Government International Bond
6.75%, 09/20/2029(a)	24,214,000	27,348,769
6.00%, 09/19/2044(a)	27,426,000	27,205,605
7.50%, 09/20/2047(a)	23,527,000	26,575,393
		81,129,767
Brazil-2.77%
Brazilian Government International Bond
5.63%, 01/07/2041	23,836,000	26,577,140
5.63%, 02/21/2047	23,668,000	26,491,474
4.75%, 01/14/2050	26,541,000	26,574,176
		79,642,790
Chile-3.02%
Chile Government International Bond
3.13%, 01/21/2026	39,887,000	44,135,364
3.86%, 06/21/2047	36,464,000	42,936,360
		87,071,724
China-2.90%
China Government International Bond
2.75%, 12/03/2039(a)	26,700,000	28,195,473
4.00%, 10/19/2048(a)	21,200,000	27,965,329
2.25%, 10/21/2050(a)	28,350,000	27,249,026
		83,409,828
Colombia-2.80%
Colombia Government International Bond
7.38%, 09/18/2037	18,857,000	26,484,657
6.13%, 01/18/2041	21,055,000	27,108,313
5.63%, 02/26/2044	21,950,000	27,163,344
		80,756,314
Costa Rica-2.78%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	30,774,000	27,681,213
7.00%, 04/04/2044(a)	26,570,000	26,237,875
7.16%, 03/12/2045(a)	26,291,000	26,126,681
		80,045,769
Croatia-1.41%
Croatia Government International Bond, 6.00%, 01/26/2024(a)	35,207,000	40,628,350
Dominican Republic-3.08%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	23,218,000	29,266,289
6.85%, 01/27/2045(a)	25,055,000	29,627,538
6.50%, 02/15/2048(a)	26,102,000	29,756,280
		88,650,107
Egypt-2.99%
Egypt Government International Bond
8.50%, 01/31/2047(a)	26,081,000	28,779,914
7.90%, 02/21/2048(a)	27,864,000	29,198,881
8.70%, 03/01/2049(a)	25,195,000	28,151,885
		86,130,680
	Principal Amount	Value
El Salvador-2.43%
El Salvador Government International Bond
8.63%, 02/28/2029(a)	$12,600,000	$13,072,500
7.65%, 06/15/2035(a)	24,615,000	24,245,775
7.12%, 01/20/2050(a)	11,650,000	10,817,025
9.50%, 07/15/2052(a)	20,800,000	21,777,600
		69,912,900
Hungary-2.89%
Hungary Government International Bond
5.75%, 11/22/2023	1,500	1,714
5.38%, 03/25/2024	36,427,000	41,645,350
7.63%, 03/29/2041	23,903,000	41,705,954
		83,353,018
Indonesia-2.99%
Indonesia Government International Bond
6.63%, 02/17/2037(a)	20,133,000	28,706,736
7.75%, 01/17/2038(a)	18,098,000	28,517,109
6.75%, 01/15/2044(a)	18,709,000	28,766,192
		85,990,037
Jordan-3.05%
Jordan Government International Bond
5.75%, 01/31/2027(a)	26,588,000	29,411,645
5.85%, 07/07/2030(a)	26,610,000	29,323,289
7.38%, 10/10/2047(a)	25,581,000	29,220,281
		87,955,215
Kazakhstan-3.01%
Kazakhstan Government International Bond
5.13%, 07/21/2025(a)	24,499,000	28,983,346
4.88%, 10/14/2044(a)	21,451,000	28,462,989
6.50%, 07/21/2045(a)	18,461,000	29,154,663
		86,600,998
Kenya-3.07%
Kenya Government International Bond
6.88%, 06/24/2024(a)	26,112,000	28,911,938
7.25%, 02/28/2028(a)	26,332,000	29,516,302
8.25%, 02/28/2048(a)	26,426,000	30,039,227
		88,467,467
Mexico-2.84%
Mexico Government International Bond
4.60%, 01/23/2046	24,918,750	27,494,477
5.75%, 10/12/2110	22,033,000	27,333,148
Series A, 6.05%, 01/11/2040	21,039,000	26,881,004
		81,708,629
Mongolia-1.46%
Mongolia Government International Bond
8.75%, 03/09/2024(a)	35,160,000	40,838,340
5.13%, 04/07/2026(a)	1,200,000	1,286,794
		42,125,134
Nigeria-3.20%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	29,449,000	31,087,101
7.63%, 11/28/2047(a)	29,535,000	30,860,826
9.25%, 01/21/2049(a)	25,950,000	30,265,122
		92,213,049
Oman-3.06%
Oman Government International Bond
7.38%, 10/28/2032(a)	600,000	682,858
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Oman-(continued)
7.38%, 10/28/2032(a)	$26,050,000	$29,647,427
6.50%, 03/08/2047(a)	29,156,000	28,503,197
6.75%, 01/17/2048(a)	29,673,000	29,384,282
		88,217,764
Pakistan-2.86%
Pakistan Government International Bond
8.25%, 04/15/2024(a)	24,476,000	27,154,653
8.25%, 09/30/2025(a)	24,104,000	27,025,646
6.88%, 12/05/2027(a)	26,202,000	28,107,698
		82,287,997
Panama-2.92%
Panama Government International Bond
7.13%, 01/29/2026	22,100,500	28,257,036
8.88%, 09/30/2027	19,122,500	27,461,249
3.88%, 03/17/2028	25,105,000	28,427,772
		84,146,057
Paraguay-3.00%
Paraguay Government International Bond
5.00%, 04/15/2026(a)	24,826,000	28,885,299
6.10%, 08/11/2044(a)	22,062,000	29,254,433
5.60%, 03/13/2048(a)	22,434,000	28,356,800
		86,496,532
Peru-2.91%
Peruvian Government International Bond
2.78%, 01/23/2031	26,600,000	28,668,150
8.75%, 11/21/2033	16,448,500	27,731,348
5.63%, 11/18/2050	18,019,000	27,556,367
		83,955,865
Philippines-2.89%
Philippine Government International Bond
6.38%, 10/23/2034	18,967,000	27,793,863
5.00%, 01/13/2037	21,427,000	28,181,033
3.95%, 01/20/2040	23,255,000	27,382,734
		83,357,630
Poland-2.98%
Republic of Poland Government International Bond
4.00%, 01/22/2024	38,420,000	42,459,287
3.25%, 04/06/2026	38,517,000	43,280,205
		85,739,492
Qatar-3.02%
Qatar Government International Bond
6.40%, 01/20/2040(a)	18,703,000	28,940,985
5.10%, 04/23/2048(a)	20,991,000	29,006,308
4.82%, 03/14/2049(a)	21,560,000	28,988,045
		86,935,338
Romania-3.04%
Romanian Government International Bond
6.13%, 01/22/2044(a)	20,912,000	28,885,913
5.13%, 06/15/2048(a)	23,344,000	29,111,882
4.00%, 02/14/2051(a)	27,570,000	29,456,174
		87,453,969
	Principal Amount	Value
Russia-2.99%
Russian Foreign Bond - Eurobond
5.63%, 04/04/2042(a)	$21,000,000	$28,441,140
5.88%, 09/16/2043(a)	20,200,000	28,502,240
5.25%, 06/23/2047(a)	21,800,000	29,296,955
		86,240,335
Saudi Arabia-3.00%
Saudi Government International Bond
4.50%, 10/26/2046(a)	24,623,000	29,055,509
4.63%, 10/04/2047(a)	24,037,000	28,864,543
5.00%, 04/17/2049(a)	22,480,000	28,584,894
		86,504,946
South Africa-2.86%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	25,660,000	26,902,714
5.38%, 07/24/2044	29,561,000	28,025,217
6.30%, 06/22/2048	26,629,000	27,345,054
		82,272,985
Sri Lanka-1.73%
Sri Lanka Government International Bond
6.85%, 03/14/2024(a)	25,340,000	16,276,642
6.35%, 06/28/2024(a)	24,834,000	15,859,738
6.83%, 07/18/2026(a)	28,708,000	17,727,190
		49,863,570
Turkey-3.09%
Turkey Government International Bond
8.00%, 02/14/2034	25,517,000	30,064,640
6.88%, 03/17/2036	27,649,000	29,598,503
7.25%, 03/05/2038	26,441,000	29,209,373
		88,872,516
Ukraine-2.92%
Ukraine Government International Bond
7.75%, 09/01/2026(a)	24,914,000	28,054,161
7.75%, 09/01/2027(a)	25,090,000	28,133,969
9.75%, 11/01/2028(a)	22,922,000	27,880,143
		84,068,273
United Arab Emirates-3.02%
Abu Dhabi Government International Bond, 4.13%, 10/11/2047(a)	23,259,000	28,684,162
Emirate of Dubai Government International Bond
5.25%, 01/30/2043(a)	24,851,000	28,954,645
3.90%, 09/09/2050(a)	30,540,000	29,444,072
		87,082,879
TOTAL INVESTMENTS IN SECURITIES-98.55% (Cost $2,751,940,930)		2,838,410,808
OTHER ASSETS LESS LIABILITIES-1.45%		41,885,019
NET ASSETS-100.00%		$2,880,295,827

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $1,917,533,788, which represented 66.57% of the Fund’s Net Assets.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$660,305	$58,602,322	$(59,262,627)	$-	$-	$-	$536
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	335,999	(335,999)	-	-	-	-
Invesco Private Prime Fund	-	504,003	(504,003)	-	-	-	2*
Total	$660,305	$59,442,324	$(60,102,629)	$-	$-	$-	$538

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Short Term High Yield Bond ETF (PGHY)
January 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.76%
Argentina-1.83%
Arcor SAIC, 6.00%, 07/06/2023(a)	$350,000	$327,716
Cia General de Combustibles S.A., 9.50%, 11/07/2021(a)	525,000	443,625
Genneia S.A., 8.75%, 01/20/2022(a)	650,000	578,103
IRSA Propiedades Comerciales S.A., 8.75%, 03/23/2023(a)	120,000	102,171
Pampa Energia S.A., 7.38%, 07/21/2023(a)	400,000	357,004
Provincia de Cordoba, 3.00%, 12/10/2025(a)(b)	650,000	487,500
Tecpetrol S.A., 4.88%, 12/12/2022(a)	553,000	534,751
Telecom Argentina S.A., 6.50%, 06/15/2021(a)	676,000	633,757
YPF S.A., 8.50%, 03/23/2021(a)	500,000	461,925
		3,926,552
Australia-0.44%
FMG Resources August 2006 Pty. Ltd.
4.75%, 05/15/2022(a)	650,000	669,906
5.13%, 03/15/2023(a)	200,000	210,376
Virgin Australia Holdings Ltd., 7.88%, 10/15/2021(a)	700,000	61,782
		942,064
Bahrain-0.37%
Bahrain Government International Bond, 6.13%, 07/05/2022(a)	500,000	524,635
Bahraini Government International Bond, 6.13%, 08/01/2023(a)	250,000	269,505
		794,140
Belarus-0.22%
Republic of Belarus International Bond, 6.88%, 02/28/2023(a)	450,000	469,562
Belgium-0.10%
Barry Callebaut Services N.V., 5.50%, 06/15/2023(a)	200,000	215,500
Bolivia-0.31%
Bolivian Government International Bond
4.88%, 10/29/2022(a)	450,000	459,461
5.95%, 08/22/2023(a)	200,000	209,231
		668,692
Brazil-5.14%
Atento Luxco 1 S.A., 6.13%, 08/10/2022(a)	605,000	606,361
Banco Bradesco S.A., 2.85%, 01/27/2023(a)	700,000	716,807
Banco BTG Pactual S.A., 5.50%, 01/31/2023(a)	500,000	531,875
Banco do Estado do Rio Grande do Sul S.A., 7.38%, 02/02/2022(a)	700,000	731,507
Banco Safra S.A., 4.13%, 02/08/2023(a)	600,000	626,706
Banco Votorantim S.A., 4.00%, 09/24/2022(a)	500,000	518,255
Braskem Finance Ltd., 5.38%, 05/02/2022(a)	430,000	448,929
Brazilian Government International Bond, 2.63%, 01/05/2023	500,000	518,250
Caixa Economica Federal, 3.50%, 11/07/2022(a)	750,000	777,832
Centrais Eletricas Brasileiras S.A., 5.75%, 10/27/2021(a)	750,000	774,630
CSN Resources S.A., 7.63%, 02/13/2023(a)	600,000	623,856
	Principal Amount	Value
Brazil-(continued)
Eldorado Intl. Finance GmbH, 8.63%, 06/16/2021(a)	$700,000	$708,670
Embraer S.A., 5.15%, 06/15/2022	200,000	207,125
Itau Unibanco Holding S.A.
6.20%, 12/21/2021(a)	700,000	730,775
5.65%, 03/19/2022(a)	600,000	630,600
5.50%, 08/06/2022(a)	700,000	740,565
2.90%, 01/24/2023(a)	200,000	204,687
5.13%, 05/13/2023(a)	200,000	215,650
Light Servicos de Eletricidade S.A./Light Energia S.A., 7.25%, 05/03/2023(a)	130,000	135,639
Natura Cosmeticos S.A., 5.38%, 02/01/2023(a)	600,000	614,106
		11,062,825
Canada-3.18%
Air Canada, 7.75%, 04/15/2021(a)	600,000	604,500
Athabasca Oil Corp., 9.88%, 02/24/2022(a)	700,000	351,313
Bombardier, Inc.
8.75%, 12/01/2021(a)	698,000	732,317
5.75%, 03/15/2022(a)	215,000	220,859
6.00%, 10/15/2022(a)	537,000	533,979
6.13%, 01/15/2023(a)	550,000	554,675
Cenovus Energy, Inc., 3.80%, 09/15/2023	300,000	316,142
Cooke Omega Investments, Inc./Alpha VesselCo. Holdings, Inc., 8.50%, 12/15/2022(a)	500,000	516,132
Mountain Province Diamonds, Inc., 8.00%, 12/15/2022(a)	225,000	204,680
NOVA Chemicals Corp., 5.25%, 08/01/2023(a)	335,000	336,881
Quebecor Media, Inc., 5.75%, 01/15/2023	500,000	538,400
Taseko Mines Ltd., 8.75%, 06/15/2022(a)	355,000	365,300
Teine Energy Ltd., 6.88%, 09/30/2022(a)	400,000	399,750
TransAlta Corp., 4.50%, 11/15/2022	600,000	626,250
Videotron Ltd., 5.00%, 07/15/2022	513,000	538,971
		6,840,149
China-8.55%
CFLD Cayman Investment Ltd., 9.00%, 07/31/2021(a)	700,000	287,000
China Grand Automotive Services Ltd., 8.63%, 04/08/2022(a)	450,000	399,938
China South City Holdings Ltd.
11.88%, 03/27/2021(a)	200,000	200,597
6.75%, 09/13/2021(a)	600,000	582,750
11.50%, 02/12/2022(a)	700,000	702,202
7.25%, 11/20/2022(a)	400,000	364,482
Chongqing Hechuan City Construction Investment Group Co. Ltd., 6.30%, 07/18/2022(a)	200,000	204,613
Easy Tactic Ltd.
7.00%, 04/25/2021(a)	700,000	701,750
5.75%, 01/13/2022(a)	700,000	675,500
9.13%, 07/28/2022(a)	600,000	592,500
8.13%, 02/27/2023(a)	500,000	472,500
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021(a)	400,000	396,798
Fortune Star (BVI) Ltd.
5.95%, 01/29/2023(a)	400,000	412,470
6.75%, 07/02/2023(a)	500,000	529,960
See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
China-(continued)
Fujian Zhanglong Group Co. Ltd., 5.88%, 08/26/2022(a)	$450,000	$469,953
Full Dragon (Hong Kong) International Development Ltd., 5.60%, 02/14/2021(a)	500,000	500,020
Gemdale Ever Prosperity Investment Ltd., 6.00%, 09/06/2021(a)	600,000	612,900
Greenland Global Investment Ltd., 5.25%, 02/12/2021(a)	1,000,000	999,000
Guangxi Liuzhou Dongcheng Investment Development Group Co. Ltd., 7.00%, 09/30/2022(a)	600,000	593,226
Hejun Shunze Investment Co. Ltd., 11.00%, 06/04/2022(a)	200,000	197,000
Hong Kong Red Star Macalline Universal Home Furnishings Ltd., 3.38%, 09/21/2022(a)	600,000	529,480
Huai An Traffic Holding Co. Ltd., 6.00%, 09/19/2022(a)	240,000	243,908
Huayuan Property Co. Ltd., 8.50%, 09/27/2021(a)	500,000	491,676
New Metro Global Ltd.
6.50%, 04/23/2021(a)	700,000	706,125
7.13%, 05/23/2021(a)	500,000	502,080
6.50%, 05/20/2022(a)	350,000	360,500
RongXingDa Development BVI Ltd., 8.00%, 04/24/2022(a)	615,000	583,475
Scenery Journey Ltd.
9.00%, 03/06/2021(a)	200,000	199,292
11.50%, 10/24/2022(a)	500,000	475,347
13.00%, 11/06/2022(a)	500,000	484,978
12.00%, 10/24/2023(a)	400,000	374,495
Wanda Properties Overseas Ltd.
6.95%, 12/05/2022(a)	500,000	508,750
6.88%, 07/23/2023(a)	200,000	203,500
Yancoal International Resources Development Co. Ltd., 6.00%, 11/29/2021(a)	600,000	619,500
Yango Justice International Ltd., 9.50%, 04/03/2021(a)	500,000	503,750
Yanlord Land (HK) Co. Ltd., 5.88%, 01/23/2022(a)	700,000	712,250
Zhangzhou Jiulongjiang Group Co. Ltd., 5.60%, 09/10/2022(a)	400,000	414,310
Zijin International Capital Co. Ltd., 5.28%, 10/18/2021(a)	250,000	253,769
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)	317,000	333,647
		18,395,991
Colombia-1.52%
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	500,000	529,505
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	477,000	508,010
Banco GNB Sudameris S.A., 7.50%, 07/30/2022(a)	575,000	602,729
Bancolombia S.A., 5.13%, 09/11/2022	550,000	581,204
Frontera Energy Corp., 9.70%, 06/25/2023(a)	400,000	379,044
Gilex Holding S.a.r.l., 8.50%, 05/02/2023(a)	100,000	104,064
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	545,000	571,024
		3,275,580
	Principal Amount	Value
Costa Rica-0.91%
Banco Nacional de Costa Rica
5.88%, 04/25/2021(a)	$600,000	$604,530
6.25%, 11/01/2023(a)	150,000	156,750
Costa Rica Government International Bond, 4.25%, 01/26/2023(a)	700,000	693,007
Instituto Costarricense de Electricidad, 6.95%, 11/10/2021(a)	490,000	497,355
		1,951,642
Croatia-0.34%
Croatia Government International Bond, 6.38%, 03/24/2021(a)	400,000	403,569
Hrvatska Elektroprivreda, 5.88%, 10/23/2022(a)	300,000	326,918
		730,487
Cyprus-0.23%
4finance S.A., 10.75%, 05/01/2022(a)	600,000	500,213
Denmark-0.21%
Welltec A/S, 9.50%, 12/01/2022(a)	500,000	462,500
Dominican Republic-0.07%
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/2023(a)	150,000	157,127
Egypt-0.63%
Egypt Government International Bond
6.13%, 01/31/2022(a)	400,000	415,518
5.58%, 02/21/2023(a)	600,000	634,248
4.55%, 11/20/2023(a)	284,000	295,463
		1,345,229
El Salvador-0.09%
AES El Salvador Trust II, 6.75%, 03/28/2023(a)	200,000	191,937
Finland-0.23%
Nokia OYJ, 3.38%, 06/12/2022	485,000	501,369
Georgia-0.89%
Georgia Government International Bond, 6.88%, 04/12/2021(a)	500,000	505,382
Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021(a)	700,000	708,365
Georgian Railway JSC, 7.75%, 07/11/2022(a)	650,000	694,147
		1,907,894
Germany-0.17%
Commerzbank AG, 8.13%, 09/19/2023(a)	309,000	357,856
Ghana-0.19%
Ghana Government International Bond, 7.88%, 08/07/2023(a)	230,000	255,174
Tullow Oil PLC, 6.25%, 04/15/2022(a)	200,000	162,875
		418,049
Greece-0.27%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/2022(a)	1,000,000	572,500
Guatemala-0.52%
Guatemala Government Bond, 5.75%, 06/06/2022(a)	560,000	591,500
Industrial Senior Trust, 5.50%, 11/01/2022(a)	500,000	528,437
		1,119,937

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
India-2.78%
Axis Bank Ltd., 3.00%, 08/08/2022(a)	$200,000	$203,735
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	400,000	410,340
Delhi International Airport Ltd., 6.13%, 02/03/2022(a)	700,000	706,139
Greenko Dutch B.V., 4.88%, 07/24/2022(a)	500,000	503,563
Greenko Investment Co., 4.88%, 08/16/2023(a)	200,000	204,707
JSW Steel Ltd., 5.25%, 04/13/2022(a)	400,000	411,496
Jubilant Pharma Ltd., 4.88%, 10/06/2021(a)	466,667	469,985
Manappuram Finance Ltd., 5.90%, 01/13/2023(a)	500,000	519,358
Muthoot Finance Ltd.
6.13%, 10/31/2022(a)	500,000	524,013
4.40%, 09/02/2023	200,000	204,016
ReNew Power Pvt Ltd., 6.45%, 09/27/2022(a)	600,000	622,590
Shriram Transport Finance Co. Ltd.
5.70%, 02/27/2022(a)	400,000	407,500
5.95%, 10/24/2022(a)	565,000	581,195
5.10%, 07/16/2023(a)	200,000	203,009
		5,971,646
Indonesia-2.32%
Alam Synergy Pte. Ltd., 6.63%, 04/24/2022(a)	400,000	345,000
Global Prime Capital Pte. Ltd.
7.25%, 04/26/2021(a)	500,000	503,720
5.50%, 10/18/2023(a)	200,000	203,084
PT ABM Investama Tbk, 7.13%, 08/01/2022(a)	400,000	377,700
PT Bayan Resources Tbk, 6.13%, 01/24/2023(a)	600,000	615,352
PT Bukit Makmur Mandiri Utama, 7.75%, 02/13/2022(a)	700,000	712,291
PT Gajah Tunggal Tbk, 8.38%, 08/10/2022(a)	200,000	188,000
PT Japfa Comfeed Indonesia Tbk, 5.50%, 03/31/2022(a)	400,000	408,009
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/2023(a)	400,000	323,979
TBG Global Pte. Ltd., 5.25%, 02/10/2022(a)	700,000	700,738
TBLA International Pte. Ltd., 7.00%, 01/24/2023(a)	600,000	604,800
		4,982,673
Ireland-0.23%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/2021(a)	500,000	500,919
Israel-1.33%
Leviathan Bond Ltd., 5.75%, 06/30/2023	250,000	266,594
Teva Pharmaceutical Finance Co. B.V.
2.95%, 12/18/2022	450,000	451,969
Series 2, 3.65%, 11/10/2021	560,000	566,476
Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/2021	610,000	620,721
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/2021	750,000	750,740
2.80%, 07/21/2023	200,000	198,648
		2,855,148
	Principal Amount	Value
Japan-0.46%
SoftBank Group Corp.
5.38%, 07/30/2022(a)	$635,000	$661,584
5.50%, 04/20/2023(a)	300,000	319,851
		981,435
Kazakhstan-0.08%
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/2022(a)	165,781	167,169
Malaysia-0.09%
SD International Sukuk Ltd., 6.30%, 05/09/2022(a)	200,000	198,500
Mauritius Island-0.28%
Neerg Energy Ltd., 6.00%, 02/13/2022(a)	600,000	609,750
Mexico-1.73%
Alpha Holding S.A. de C.V., 10.00%, 12/19/2022(a)	650,000	526,994
BBVA Bancomer S.A.
6.50%, 03/10/2021(a)	500,000	502,438
6.75%, 09/30/2022(a)	606,000	655,995
Credito Real, S.A.B. de C.V., SOFOM, E.R., 7.25%, 07/20/2023(a)	300,000	307,688
Grupo Kaltex S.A. de C.V., 8.88%, 04/11/2022(a)	250,000	186,721
Grupo Posadas S.A.B. de C.V., 7.88%, 06/30/2022(a)	400,000	198,750
Metalsa S.A. de C.V., 4.90%, 04/24/2023(a)	205,000	214,974
Petroleos Mexicanos
4.88%, 01/24/2022(c)	200,000	205,700
5.38%, 03/13/2022	220,000	227,285
3.50%, 01/30/2023	150,000	152,438
4.63%, 09/21/2023	230,000	239,056
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)	300,000	297,375
		3,715,414
Mongolia-0.80%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)	200,000	216,732
Mongolia Government International Bond
10.88%, 04/06/2021(a)	730,000	740,794
5.13%, 12/05/2022(a)	526,000	547,040
5.63%, 05/01/2023(a)	200,000	210,740
		1,715,306
Morocco-0.10%
Morocco Government International Bond, 4.25%, 12/11/2022(a)	200,000	211,039
Namibia-0.29%
Namibia International Bonds, 5.50%, 11/03/2021(a)	600,000	615,907
New Zealand-0.07%
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 05/01/2022(a)	150,000	145,465
Nigeria-0.86%
Access Bank PLC, 10.50%, 10/19/2021(a)	550,000	578,875
Fidelity Bank PLC, 10.50%, 10/16/2022(a)	300,000	326,691

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Nigeria-(continued)
Nigeria Government International Bond, 5.63%, 06/27/2022	$500,000	$520,007
United Bank for Africa PLC, 7.75%, 06/08/2022(a)	400,000	417,000
		1,842,573
Oman-1.30%
Bank Muscat SAOG
3.75%, 05/03/2021(a)	650,000	651,638
4.88%, 03/14/2023(a)	200,000	206,256
Oman Government International Bond
3.63%, 06/15/2021(a)	499,000	501,642
3.88%, 03/08/2022(a)	500,000	507,065
4.13%, 01/17/2023(a)	700,000	712,578
Oztel Holdings SPC Ltd., 5.63%, 10/24/2023(a)	208,000	221,281
		2,800,460
Pakistan-0.63%
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/2021(a)	617,000	627,712
5.63%, 12/05/2022(a)	700,000	723,511
		1,351,223
Panama-0.18%
Multibank, Inc., 4.38%, 11/09/2022(a)	375,000	387,709
Paraguay-0.29%
Paraguay Government International Bond, 4.63%, 01/25/2023(a)	590,000	630,716
Peru-0.58%
San Miguel Industrias Pet S.A., 4.50%, 09/18/2022(a)	510,000	520,218
Volcan Cia Minera SAA, 5.38%, 02/02/2022(a)	700,000	721,370
		1,241,588
Russia-2.89%
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.75%, 04/28/2021(a)	800,000	811,500
Borets Finance DAC, 6.50%, 04/07/2022(a)	200,000	205,750
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/2021(a)	900,000	924,359
5.55%, 02/14/2023(a)	500,000	526,965
Evraz PLC, 6.75%, 01/31/2022(a)	400,000	422,032
Global Ports Finance PLC, 6.50%, 09/22/2023(a)	200,000	222,025
GTLK Europe DAC, 5.95%, 07/19/2021(a)	530,000	540,784
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	214,654
O1 Properties Finance PLC, 8.25%, 09/07/2021(a)	500,000	145,000
Petropavlovsk 2016 Ltd., 8.13%, 11/14/2022(a)	300,000	314,100
Polyus Finance PLC
4.70%, 03/28/2022(a)	200,000	207,230
5.25%, 02/07/2023(a)	200,000	213,512
Rusal Capital DAC, 5.13%, 02/02/2022(a)	400,000	404,718
	Principal Amount	Value
Russia-(continued)
Sberbank of Russia Via SB Capital S.A., 5.13%, 10/29/2022(a)	$500,000	$525,920
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)	500,000	535,284
		6,213,833
Saudi Arabia-0.19%
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/2022(a)	400,000	410,916
Senegal-0.28%
Senegal Government International Bond, 8.75%, 05/13/2021(a)	600,000	610,935
Serbia-0.29%
Serbia International Bond, 7.25%, 09/28/2021(a)	600,000	625,739
Singapore-0.53%
Avation Capital S.A., 6.50%, 05/15/2021(a)	700,000	517,037
Marble II Pte. Ltd., 5.30%, 06/20/2022(a)	617,000	623,169
		1,140,206
South Africa-1.51%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	250,000	261,563
Liquid Telecommunications Financing PLC, 8.50%, 07/13/2022(a)	600,000	615,024
MTN Mauritius Investments Ltd., 5.37%, 02/13/2022(a)	600,000	618,948
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	500,000	531,302
Stillwater Mining Co., 6.13%, 06/27/2022(a)	600,000	611,152
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	600,000	613,920
		3,251,909
Spain-0.50%
Ajecorp B.V., 6.50%, 05/14/2022(a)	625,000	625,475
Codere Finance 2 (Luxembourg) S.A., 7.13% PIK Rate, 4.50% Cash Rate, 11.63%, 11/01/2023(a)(d)	700,000	455,000
		1,080,475
Sri Lanka-0.74%
Sri Lanka Government International Bond
6.25%, 07/27/2021(a)	900,000	832,500
5.75%, 01/18/2022(a)	520,000	411,996
5.88%, 07/25/2022(a)	500,000	353,340
		1,597,836
Supranational-0.25%
Eastern & Southern African Trade & Development Bank, 5.38%, 03/14/2022(a)	515,000	533,046
Sweden-0.22%
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/2022	450,000	469,159
Tanzania-0.29%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/2022	600,000	634,148
Turkey-8.74%
Akbank T.A.S., 5.00%, 10/24/2022(a)	670,000	682,840
Global Liman Isletmeleri A.S., 8.13%, 11/14/2021(a)	700,000	601,524

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(a)	$900,000	$905,025
5.80%, 02/21/2022(a)	400,000	411,836
KOC Holding A.S., ., 5.25%, 03/15/2023(a)	300,000	310,467
KT Kira Sertifikalari Varlik Kiralama A.S., 5.14%, 11/02/2021(a)	700,000	705,425
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	700,000	717,531
QNB Finansbank A.S., 4.88%, 05/19/2022(a)	600,000	613,103
T.C. Ziraat Bankasi A.S.
4.75%, 04/29/2021(a)	400,000	402,106
5.13%, 05/03/2022(a)	600,000	606,772
Turkey Government International Bond
5.63%, 03/30/2021	400,000	402,517
5.13%, 03/25/2022	600,000	615,397
6.25%, 09/26/2022	650,000	681,462
3.25%, 03/23/2023	200,000	199,704
Turkiye Garanti Bankasi A.S.
6.25%, 04/20/2021(a)	600,000	605,847
5.25%, 09/13/2022(a)	550,000	565,286
Turkiye Halk Bankasi A.S.
4.75%, 02/11/2021(a)	910,000	910,730
5.00%, 07/13/2021(a)	400,000	400,240
Turkiye Ihracat Kredi Bankasi A.S.
5.38%, 02/08/2021(a)	700,000	701,981
5.00%, 09/23/2021(a)	700,000	706,964
4.25%, 09/18/2022(a)	350,000	350,915
Turkiye Is Bankasi A.S.
5.00%, 06/25/2021(a)	700,000	706,173
5.38%, 10/06/2021(a)	600,000	608,268
5.50%, 04/21/2022(a)	600,000	611,057
6.00%, 10/24/2022(a)	400,000	407,168
Turkiye Sinai Kalkinma Bankasi A.S.
4.88%, 05/18/2021(a)	700,000	704,378
5.50%, 01/16/2023(a)	500,000	506,384
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	600,000	609,336
5.63%, 05/30/2022(a)	400,000	406,290
6.00%, 11/01/2022(a)	400,000	405,935
5.75%, 01/30/2023(a)	500,000	508,176
Yapi ve Kredi Bankasi A.S.
5.75%, 02/24/2022(a)	700,000	713,440
5.50%, 12/06/2022(a)	500,000	505,745
		18,790,022
Ukraine-1.15%
Kernel Holding S.A., 8.75%, 01/31/2022(a)	700,000	741,125
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.38%, 07/19/2022(a)	200,000	206,140
Ukraine Government International Bond
7.75%, 09/01/2021(a)	750,000	773,107
7.75%, 09/01/2022(a)	500,000	531,688
7.75%, 09/01/2023(a)	200,000	218,061
		2,470,121
United Arab Emirates-0.96%
Alpha Star Holding III Ltd., 6.25%, 04/20/2022(a)	600,000	596,082
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)	254,000	252,214
	Principal Amount	Value
United Arab Emirates-(continued)
DAE Funding LLC
5.25%, 11/15/2021(a)	$600,000	$616,620
4.50%, 08/01/2022(a)	600,000	605,580
		2,070,496
United Kingdom-0.76%
Algeco Global Finance PLC, 8.00%, 02/15/2023(a)	500,000	511,807
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	550,000	548,625
Mclaren Finance PLC, 5.75%, 08/01/2022(a)	600,000	580,500
		1,640,932
United States-33.29%
24 Hour Fitness Worldwide, Inc., 8.00%, 06/01/2022(a)(e)	150,000	3
Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	600,000	603,000
ADT Security Corp. (The)
3.50%, 07/15/2022	578,000	594,525
4.13%, 06/15/2023	300,000	314,990
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	449,000	488,007
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(a)	500,000	513,250
AMC Networks, Inc., 4.75%, 12/15/2022	442,000	443,646
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	515,000	487,641
Antero Resources Corp.
5.13%, 12/01/2022(c)	742,000	743,261
5.63%, 06/01/2023	300,000	294,375
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(a)	600,000	592,500
APX Group, Inc.
7.88%, 12/01/2022	643,000	645,820
7.63%, 09/01/2023(c)	190,000	197,719
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(a)	365,000	373,897
Ashland LLC, 4.75%, 08/15/2022	899,000	941,320
Ball Corp., 5.00%, 03/15/2022	624,000	652,969
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	586,000	581,611
Carnival Corp., 11.50%, 04/01/2023(a)	200,000	227,291
Carpenter Technology Corp., 4.45%, 03/01/2023	200,000	208,472
CF Industries, Inc., 3.45%, 06/01/2023	250,000	262,500
Cinemark USA, Inc., 5.13%, 12/15/2022	500,000	489,688
CIT Group, Inc.
4.13%, 03/09/2021	400,000	400,400
5.00%, 08/15/2022	520,000	550,649
5.00%, 08/01/2023	400,000	437,792
CITGO Petroleum Corp., 6.25%, 08/15/2022(a)	200,000	200,020
Cogent Communications Group, Inc., 5.38%, 03/01/2022(a)	415,000	426,510
Commercial Metals Co., 4.88%, 05/15/2023	144,000	152,085
Continental Resources, Inc., 5.00%, 09/15/2022	186,000	186,419

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
United States-(continued)
CoreCivic, Inc.
5.00%, 10/15/2022	$674,000	$646,039
4.63%, 05/01/2023(c)	200,000	188,700
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 04/01/2023	303,000	305,492
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	573,000	602,366
CSC Holdings LLC
6.75%, 11/15/2021	514,000	535,524
5.88%, 09/15/2022	625,000	659,766
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.25%, 08/15/2022	200,000	170,724
DCP Midstream Operating L.P.
4.75%, 09/30/2021(a)	400,000	405,750
4.95%, 04/01/2022	550,000	568,125
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(a)	521,000	522,797
Dell, Inc., 4.63%, 04/01/2021	664,000	668,150
Delta Air Lines, Inc.
3.40%, 04/19/2021	500,000	502,152
3.63%, 03/15/2022	200,000	203,752
3.80%, 04/19/2023	250,000	256,053
DISH DBS Corp.
6.75%, 06/01/2021	600,000	609,780
5.88%, 07/15/2022	502,000	523,265
5.00%, 03/15/2023	101,000	104,161
Edgewell Personal Care Co., 4.70%, 05/24/2022	607,000	633,367
EMC Corp., 3.38%, 06/01/2023	200,000	208,318
Encompass Health Corp., 5.13%, 03/15/2023	200,000	201,229
Energen Corp., 4.63%, 09/01/2021	525,000	530,438
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/2023(a)	500,000	483,125
EQM Midstream Partners L.P., 4.75%, 07/15/2023	389,000	403,296
EQT Corp., 3.00%, 10/01/2022(c)	593,000	603,366
Ferrellgas L.P./Ferrellgas Finance Corp.
6.50%, 05/01/2021(c)	500,000	489,313
6.75%, 01/15/2022	600,000	587,085
Ford Motor Co., 8.50%, 04/21/2023	275,000	308,261
Ford Motor Credit Co. LLC
3.47%, 04/05/2021	225,000	225,984
3.81%, 10/12/2021	200,000	202,625
5.60%, 01/07/2022	200,000	206,000
4.14%, 02/15/2023	200,000	206,500
Fortress Transportation and Infrastructure Investors LLC, 6.75%, 03/15/2022(a)	500,000	501,113
Freeport-McMoRan, Inc., 3.55%, 03/01/2022	533,000	544,686
Fresh Market, Inc. (The), 9.75%, 05/01/2023(a)	257,000	266,156
GameStop Corp., 6.75%, 03/15/2021(a)	254,381	255,017
Genworth Holdings, Inc.
7.20%, 02/15/2021(c)	711,000	714,431
7.63%, 09/24/2021(c)	650,000	651,625
4.90%, 08/15/2023	315,000	297,084
GEO Group, Inc. (The), 5.13%, 04/01/2023	250,000	214,531
Goodman Networks, Inc., 8.00%, 05/11/2022(f)	98,659	23,678
	Principal Amount	Value
United States-(continued)
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	$200,000	$200,392
Graphic Packaging International LLC, 4.88%, 11/15/2022	624,000	655,053
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	600,000	611,859
Guitar Center Escrow Issuer, Inc.
0.00%, 04/15/2022(e)(g)(h)	479,089	26,350
0.00%, 04/15/2022(e)(g)(h)	5,621	309
Guitar Center, Inc., 9.50%, 10/15/2021(a)(e)(g)	800,000	783,000
HC2 Holdings, Inc., 11.50%, 12/01/2021(a)	289,000	289,614
HCA, Inc., 5.88%, 05/01/2023	105,000	114,975
Hertz Corp. (The)
7.63%, 06/01/2022(a)(e)(g)	74,000	75,619
6.25%, 10/15/2022(e)(g)	398,000	248,750
HighPoint Operating Corp., 7.00%, 10/15/2022	400,000	163,406
Hillman Group, Inc. (The), 6.38%, 07/15/2022(a)	500,000	499,493
Hornbeck Offshore Services, Inc., 5.00%, 03/01/2021	700,000	8,309
Howmet Aerospace, Inc., 5.87%, 02/23/2022	440,000	459,800
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	659,000	674,045
Huntsman International LLC, 5.13%, 11/15/2022	497,000	528,245
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 02/01/2022	600,000	600,900
Ingram Micro, Inc., 5.00%, 08/10/2022	600,000	623,806
International Game Technology PLC, 6.25%, 02/15/2022(a)	725,000	739,953
KB Home
7.00%, 12/15/2021	500,000	519,062
7.50%, 09/15/2022	367,000	401,430
Kraft Heinz Foods Co. (The), 3.50%, 06/06/2022	398,000	413,055
L Brands, Inc.
5.63%, 02/15/2022	400,000	412,750
5.63%, 10/15/2023	300,000	325,314
Lennar Corp.
6.25%, 12/15/2021	525,000	535,500
4.13%, 01/15/2022	500,000	511,062
4.75%, 11/15/2022	400,000	424,438
Lumen Technologies, Inc.
Series S, 6.45%, 06/15/2021	666,000	677,488
Series T, 5.80%, 03/15/2022	500,000	523,125
Mack-Cali Realty L.P., 4.50%, 04/18/2022(c)	300,000	307,411
Macy’s Retail Holdings LLC, 3.88%, 01/15/2022	200,000	201,000
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 02/15/2021	650,000	650,731
Meritage Homes Corp., 7.00%, 04/01/2022	461,000	490,280
MGM Resorts International, 7.75%, 03/15/2022	594,000	631,496
Microchip Technology, Inc., 3.92%, 06/01/2021	360,000	364,183
Molina Healthcare, Inc., 5.38%, 11/15/2022	650,000	689,406
Murphy Oil Corp., 4.00%, 06/01/2022(c)	532,000	528,337

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount	Value
United States-(continued)
Navient Corp.
6.63%, 07/26/2021	$648,000	$663,795
7.25%, 01/25/2022	500,000	518,605
6.50%, 06/15/2022	651,000	683,550
5.50%, 01/25/2023	500,000	525,445
7.25%, 09/25/2023	348,000	383,888
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/2021(a)	650,000	479,781
Netflix, Inc.
5.38%, 02/01/2021	700,000	700,000
5.50%, 02/15/2022	500,000	524,062
Newell Brands, Inc., 4.00%, 06/15/2022	400,000	413,000
Newmark Group, Inc., 6.13%, 11/15/2023	281,000	305,709
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	250,000	228,594
NGPL PipeCo. LLC, 4.38%, 08/15/2022(a)	462,000	483,605
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/2022(a)	255,000	255,765
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(a)	500,000	363
NortonLifeLock, Inc., 3.95%, 06/15/2022	536,000	548,060
NuStar Logistics L.P.
6.75%, 02/01/2021	600,000	600,000
4.75%, 02/01/2022	662,000	675,240
Occidental Petroleum Corp.
3.13%, 02/15/2022	130,000	130,650
2.70%, 02/15/2023	484,000	479,063
OneMain Finance Corp.
6.13%, 05/15/2022	600,000	635,070
8.25%, 10/01/2023	175,000	201,013
Ovintiv Exploration, Inc., 5.75%, 01/30/2022	310,000	321,704
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	322,000	303,686
Peabody Energy Corp., 6.00%, 03/31/2022(a)	200,000	161,000
Plantronics, Inc., 5.50%, 05/31/2023(a)	300,000	302,060
PulteGroup, Inc., 4.25%, 03/01/2021	500,000	500,000
Pyxus Holdings, Inc., 10.00%, 08/24/2024(c)	510,625	425,095
QEP Resources, Inc.
5.38%, 10/01/2022	600,000	623,625
5.25%, 05/01/2023	125,000	131,719
QVC, Inc., 4.38%, 03/15/2023	225,000	238,219
Qwest Corp., 6.75%, 12/01/2021	600,000	629,115
Range Resources Corp.
5.00%, 08/15/2022	600,000	604,500
5.00%, 03/15/2023	200,000	200,940
Resolute Forest Products, Inc., 5.88%, 05/15/2023	100,000	100,150
Royal Caribbean Cruises Ltd., 5.25%, 11/15/2022	250,000	247,305
SBA Communications Corp., 4.00%, 10/01/2022	435,000	440,340
Sealed Air Corp., 4.88%, 12/01/2022(a)	455,000	477,466
Sensata Technologies B.V., 4.88%, 10/15/2023(a)	434,000	466,550
Service Properties Trust, 4.50%, 06/15/2023	539,000	543,514
Sirius XM Radio, Inc., 3.88%, 08/01/2022(a)	500,000	505,725
SM Energy Co., 6.13%, 11/15/2022	400,000	389,750
Spirit AeroSystems, Inc., 3.95%, 06/15/2023	258,000	255,581
	Principal Amount	Value
United States-(continued)
Sprint Communications, Inc.
11.50%, 11/15/2021	$600,000	$646,953
6.00%, 11/15/2022	400,000	430,320
Sprint Corp.
7.25%, 09/15/2021	650,000	672,262
7.88%, 09/15/2023	260,000	300,625
Starwood Property Trust, Inc., 5.00%, 12/15/2021	600,000	609,375
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/2023	250,000	251,875
Tenet Healthcare Corp., 6.75%, 06/15/2023	250,000	271,500
TerraForm Power Operating LLC, 4.25%, 01/31/2023(a)	500,000	515,710
Titan International, Inc., 6.50%, 11/30/2023	152,000	143,814
T-Mobile USA, Inc., 4.00%, 04/15/2022	599,000	616,053
Toll Brothers Finance Corp.
5.88%, 02/15/2022	450,000	468,563
4.38%, 04/15/2023	199,000	209,945
Triumph Group, Inc., 5.25%, 06/01/2022	600,000	571,500
TRU Taj LLC, 0.00%, 08/15/2021(h)(i)	48,000	6,584
United Airlines Holdings, Inc., 4.25%, 10/01/2022(c)	400,000	400,500
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/2023	423,000	429,547
Urban One, Inc., 7.38%, 04/15/2022(a)	200,000	194,703
Vericast Corp., 8.38%, 08/15/2022(a)	350,000	354,333
Voyager Aviation Holdings LLC/Voyager Finance Co., 9.00%, 08/15/2021(a)	500,000	301,250
Western Midstream Operating L.P.
5.38%, 06/01/2021	225,000	226,406
4.00%, 07/01/2022	100,000	102,710
WEX, Inc., 4.75%, 02/01/2023(a)	102,000	102,499
Wyndham Destinations, Inc.
5.63%, 03/01/2021	538,000	541,026
4.25%, 03/01/2022	500,000	507,500
3.90%, 03/01/2023	120,000	122,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(a)	225,000	227,109
Xerox Corp., 4.07%, 03/17/2022	300,000	308,555
Yum! Brands, Inc., 3.75%, 11/01/2021	600,000	605,175
		71,591,849
Zambia-0.36%
First Quantum Minerals Ltd., 7.25%, 04/01/2023(a)	500,000	511,452
Zambia Government International Bond, 5.38%, 09/20/2022(a)	500,000	258,662
		770,114
Total U.S. Dollar Denominated Bonds & Notes (Cost $204,478,489)		201,634,171
	Shares
Common Stocks & Other Equity Interests-0.04%
United States-0.04%
Goodman Networks, Inc.(f)(h)(j)	6,207	0
Guitar Center Holdings, Inc., Wts., expiring 04/16/2025(h)(j)	1,189	0
PetroQuest Energy, Inc.(j)	28,971	12,313
Premier Brands Group Holdings LLC(j)(k)	3,222	2,416

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
United States-(continued)
Premier Brands Group Holdings LLC, Wts., expiring 03/21/2024(j)(k)	10,096	$1,767
Remington Outdoor Co., Inc.(h)(j)	4,449	0
Remington Outdoor Co., Inc., Wts., expiring 06/30/2022(h)(j)	4,487	0
Sable Permian Resources Finance LLC, Wts., expiring 10/16/2024(h)(j)	500	0
TRU Taj LLC/TRU Taj Finance, Inc.(h)(j)	2,156	21,038
Unit Corp.(j)	4,859	44,606
Total Common Stocks & Other Equity Interests (Cost $463,280)		82,140
	Principal Amount
Variable Rate Senior Loan Interests-0.02%(l)(m)
Hornbeck Offshore Services, Inc., Second Lien Term Loan, 9.50%, 02/07/2025 (Cost $472,900)	$589,900	50,141
	Shares
Preferred Stocks-0.00%
Goodman Networks, Inc., Series A-1, Pfd., 0.00%(f)(h) (Cost $0)	7,385	0
Money Market Funds-5.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(o) (Cost $11,156,947)	11,156,947	11,156,947
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.01% (Cost $216,571,616)		212,923,399
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.48%
Invesco Private Government Fund, 0.01%(n)(o)(p)	1,271,278	$1,271,278
Invesco Private Prime Fund, 0.11%(n)(o)(p)	1,906,155	1,906,918
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,178,143)		3,178,196
TOTAL INVESTMENTS IN SECURITIES-100.49% (Cost $219,749,759)		216,101,595
OTHER ASSETS LESS LIABILITIES-(0.49)%		(1,053,350)
NET ASSETS-100.00%		$215,048,245

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
Pfd.-Preferred
PIK-Pay-in-Kind
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $130,747,940, which represented 60.80% of the Fund’s Net Assets.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	Acquired as part of the Goodman Networks, Inc. reorganization.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2021 was $1,134,028, which represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(j)	Non-income producing security.
(k)	Acquired as part of the Nine West Holding, Inc. reorganization.
(l)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,303,011	$19,836,204	$(14,982,268)	$-	$-	$11,156,947	$379
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,964,224	4,607,551	(5,300,497)	-	-	1,271,278	102*
Invesco Private Prime Fund	2,946,336	5,776,134	(6,815,927)	2	373	1,906,918	855*
Total	$11,213,571	$30,219,889	$(27,098,692)	$2	$373	$14,335,143	$1,336

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
January 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.69%(a)
Australia-1.57%
APT Pipelines Ltd., 3.50%, 03/22/2030(b)	GBP	200,000	$320,210
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	127,656
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	250,000	506,637
Glencore Finance (Europe) Ltd.
1.88%, 09/13/2023(b)	EUR	100,000	126,754
3.13%, 03/26/2026(b)	GBP	200,000	297,741
National Australia Bank Ltd.
1.25%, 05/18/2026(b)	EUR	100,000	130,582
1.38%, 08/30/2028(b)	EUR	100,000	134,425
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD	350,000	267,887
Telstra Corp. Ltd., 2.50%, 09/15/2023	EUR	150,000	195,207
			2,107,099
Belgium-2.57%
Anheuser-Busch InBev S.A./N.V.
2.70%, 03/31/2026(b)	EUR	100,000	138,487
1.15%, 01/22/2027(b)	EUR	200,000	258,724
1.13%, 07/01/2027(b)	EUR	200,000	258,914
2.13%, 12/02/2027(b)	EUR	100,000	137,330
2.00%, 03/17/2028(b)	EUR	300,000	412,776
2.25%, 05/24/2029(b)	GBP	200,000	300,177
1.50%, 04/18/2030(b)	EUR	200,000	269,888
1.65%, 03/28/2031(b)	EUR	100,000	135,886
2.88%, 04/02/2032(b)	EUR	200,000	303,178
2.75%, 03/17/2036(b)	EUR	300,000	461,402
2.85%, 05/25/2037(b)	GBP	250,000	394,555
3.70%, 04/02/2040(b)	EUR	150,000	256,754
KBC Group N.V., 1.13%, 01/25/2024(b)	EUR	100,000	125,881
			3,453,952
Canada-15.14%
Bank of Montreal
2.89%, 06/20/2023	CAD	700,000	578,823
2.85%, 03/06/2024	CAD	600,000	500,290
2.28%, 07/29/2024	CAD	500,000	411,664
2.37%, 02/03/2025	CAD	450,000	372,713
3.19%, 03/01/2028	CAD	700,000	621,126
Bank of Nova Scotia (The)
2.38%, 05/01/2023	CAD	1,000,000	813,597
2.29%, 06/28/2024	CAD	650,000	537,585
2.49%, 09/23/2024	CAD	450,000	373,685
2.16%, 02/03/2025	CAD	500,000	410,885
2.62%, 12/02/2026	CAD	400,000	341,928
1.40%, 11/01/2027	CAD	350,000	275,589
3.10%, 02/02/2028	CAD	550,000	485,009
Bell Canada, Inc.
2.70%, 02/27/2024	CAD	300,000	247,933
3.35%, 03/12/2025	CAD	425,000	364,876
3.80%, 08/21/2028	CAD	300,000	269,569
2.50%, 05/14/2030	CAD	350,000	285,798
3.50%, 09/30/2050	CAD	350,000	278,337
Canadian Imperial Bank of Commerce
3.29%, 01/15/2024	CAD	400,000	336,809
2.35%, 08/28/2024	CAD	500,000	412,075
2.00%, 04/17/2025	CAD	600,000	490,728
3.30%, 05/26/2025	CAD	550,000	477,763
Enbridge, Inc., 2.99%, 10/03/2029	CAD	300,000	252,773
Federation des Caisses Desjardins du Quebec, 2.42%, 10/04/2024	CAD	300,000	248,522
	Principal Amount		Value
Canada-(continued)
HSBC Bank Canada
2.25%, 09/15/2022	CAD	300,000	$241,508
3.25%, 09/15/2023	CAD	400,000	334,081
Husky Energy, Inc., 3.50%, 02/07/2028	CAD	350,000	292,351
National Bank of Canada
2.98%, 03/04/2024	CAD	300,000	251,075
2.55%, 07/12/2024	CAD	300,000	248,955
Ontario Teachers’ Finance Trust, 0.50%, 05/06/2025(b)	EUR	150,000	188,454
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	400,000	353,407
3.25%, 05/01/2029	CAD	300,000	260,283
Royal Bank of Canada
3.30%, 09/26/2023	CAD	600,000	504,776
2.33%, 12/05/2023	CAD	400,000	329,434
2.35%, 07/02/2024	CAD	500,000	412,184
0.13%, 07/23/2024(b)	EUR	100,000	122,480
2.61%, 11/01/2024	CAD	700,000	584,149
1.94%, 05/01/2025	CAD	450,000	367,084
2.33%, 01/28/2027	CAD	650,000	541,997
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD	400,000	442,838
Suncor Energy, Inc., 5.00%, 04/09/2030	CAD	400,000	383,818
TELUS Corp.
2.35%, 03/28/2022	CAD	300,000	239,427
3.35%, 04/01/2024	CAD	300,000	252,069
Series CY, 3.30%, 05/02/2029	CAD	300,000	261,197
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD	400,000	328,329
Toronto-Dominion Bank (The)
1.91%, 07/18/2023	CAD	650,000	526,096
2.85%, 03/08/2024	CAD	600,000	501,112
0.38%, 04/25/2024(b)	EUR	100,000	123,459
3.23%, 07/24/2024	CAD	600,000	511,746
2.50%, 12/02/2024	CAD	500,000	416,063
1.94%, 03/13/2025	CAD	500,000	408,658
1.13%, 12/09/2025	CAD	500,000	394,606
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	650,000	573,997
4.18%, 07/03/2048(b)	CAD	300,000	259,222
4.34%, 10/15/2049	CAD	300,000	266,338
			20,309,270
Denmark-0.83%
Carlsberg Breweries A/S, 2.50%, 05/28/2024(b)	EUR	100,000	131,525
Danske Bank A/S, 0.88%, 05/22/2023(b)	EUR	200,000	248,085
Orsted A/S
4.88%, 01/12/2032(b)	GBP	200,000	379,653
5.75%, 04/09/2040(b)	GBP	150,000	348,473
			1,107,736
Finland-0.51%
Fortum OYJ, 2.25%, 09/06/2022(b)	EUR	150,000	189,351
Nordea Bank Abp, 0.50%, 05/14/2027(b)	EUR	100,000	125,889
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR	100,000	124,881
0.10%, 11/16/2027(b)	EUR	200,000	243,557
			683,678
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount		Value
France-17.67%
Action Logement Services, 0.50%, 10/30/2034(b)	EUR	100,000	$126,415
Aeroports de Paris, 2.75%, 04/02/2030(b)	EUR	200,000	293,727
Airbus Finance B.V., 2.38%, 04/02/2024(b)	EUR	100,000	129,874
Airbus SE
1.38%, 06/09/2026(b)	EUR	200,000	256,723
1.63%, 06/09/2030(b)	EUR	200,000	264,819
2.38%, 04/07/2032(b)	EUR	100,000	142,400
2.38%, 06/09/2040(b)	EUR	100,000	140,612
Auchan Holding S.A., 2.88%, 01/29/2026(b)	EUR	300,000	406,630
Autoroutes du Sud de la France S.A.
1.25%, 01/18/2027(b)	EUR	200,000	262,590
1.38%, 01/22/2030(b)	EUR	100,000	135,866
1.38%, 02/21/2031(b)	EUR	200,000	271,260
Banque Federative du Credit Mutuel S.A.
3.00%, 05/21/2024(b)	EUR	200,000	265,847
1.25%, 01/14/2025(b)	EUR	300,000	384,811
3.00%, 09/11/2025(b)	EUR	100,000	136,360
2.38%, 03/24/2026(b)	EUR	100,000	133,400
0.75%, 06/08/2026(b)	EUR	100,000	126,620
1.25%, 05/26/2027(b)	EUR	200,000	261,914
1.75%, 03/15/2029(b)	EUR	100,000	135,177
1.88%, 06/18/2029(b)	EUR	100,000	133,004
0.75%, 01/17/2030(b)	EUR	100,000	124,815
1.25%, 06/03/2030(b)	EUR	100,000	130,045
0.63%, 02/21/2031(b)	EUR	200,000	244,565
BNP Paribas S.A.
1.13%, 10/10/2023(b)	EUR	100,000	125,674
2.38%, 02/17/2025(b)	EUR	200,000	261,648
1.50%, 11/17/2025(b)	EUR	100,000	129,407
3.38%, 01/23/2026(b)	GBP	300,000	460,547
1.13%, 06/11/2026(b)	EUR	100,000	127,124
0.13%, 09/04/2026(b)	EUR	100,000	120,824
1.88%, 12/14/2027(b)	GBP	300,000	431,851
1.50%, 05/25/2028(b)	EUR	100,000	134,341
1.38%, 05/28/2029(b)	EUR	100,000	131,140
1.63%, 07/02/2031(b)	EUR	100,000	128,722
0.63%, 12/03/2032(b)	EUR	200,000	242,915
Bouygues S.A., 1.13%, 07/24/2028(b)	EUR	100,000	131,421
BPCE S.A.
1.13%, 01/18/2023(b)	EUR	100,000	124,507
4.63%, 07/18/2023(b)	EUR	100,000	135,141
0.88%, 01/31/2024(b)	EUR	200,000	249,476
1.00%, 07/15/2024(b)	EUR	100,000	126,550
0.63%, 09/26/2024(b)	EUR	200,000	247,815
0.63%, 04/28/2025(b)	EUR	100,000	125,101
0.25%, 01/15/2026(b)	EUR	200,000	246,578
0.50%, 02/24/2027(b)	EUR	100,000	123,389
1.00%, 10/05/2028(b)	EUR	100,000	130,294
5.25%, 04/16/2029(b)	GBP	200,000	349,006
Capgemini SE
2.50%, 07/01/2023(b)	EUR	100,000	128,609
2.00%, 04/15/2029(b)	EUR	100,000	137,710
2.38%, 04/15/2032(b)	EUR	100,000	144,936
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	141,019
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR	100,000	140,290
	Principal Amount		Value
France-(continued)
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	$140,432
CNP Assurances, 1.88%, 10/20/2022(b)	EUR	100,000	125,401
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	268,456
2.13%, 07/29/2032(b)	EUR	100,000	145,005
Credit Agricole Assurances S.A., 2.00%, 07/17/2030(b)	EUR	100,000	128,246
Credit Agricole S.A.
1.38%, 03/13/2025(b)	EUR	100,000	128,032
2.70%, 07/15/2025	EUR	100,000	132,140
0.38%, 10/21/2025(b)	EUR	100,000	123,288
3.13%, 02/05/2026(b)	EUR	200,000	282,786
1.25%, 04/14/2026(b)	EUR	200,000	260,104
1.88%, 12/20/2026(b)	EUR	200,000	266,553
1.38%, 05/03/2027(b)	EUR	100,000	132,144
0.13%, 12/09/2027	EUR	300,000	361,234
1.75%, 03/05/2029(b)	EUR	200,000	268,747
0.88%, 01/14/2032(b)	EUR	200,000	250,727
Danone S.A., 1.21%, 11/03/2028(b)	EUR	200,000	266,682
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	200,000	247,987
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	274,681
7.00%, 10/30/2028	GBP	100,000	200,547
5.00%, 10/01/2060(b)	GBP	300,000	787,330
EssilorLuxottica S.A.
0.38%, 01/05/2026(b)	EUR	100,000	124,339
0.38%, 11/27/2027(b)	EUR	200,000	248,146
0.50%, 06/05/2028(b)	EUR	100,000	125,257
0.75%, 11/27/2031(b)	EUR	300,000	379,941
HSBC Continental Europe S.A.
0.60%, 03/20/2023(b)	EUR	200,000	247,546
0.25%, 05/17/2024(b)	EUR	100,000	123,206
0.10%, 09/03/2027(b)	EUR	100,000	122,155
LVMH Moet Hennessy Louis Vuitton SE
1.13%, 02/11/2027(b)	GBP	300,000	420,046
0.13%, 02/11/2028(b)	EUR	200,000	246,135
0.38%, 02/11/2031(b)	EUR	200,000	249,400
Orange S.A.
1.38%, 03/20/2028(b)	EUR	100,000	132,813
8.13%, 11/20/2028(b)	GBP	200,000	420,246
2.00%, 01/15/2029(b)	EUR	100,000	139,373
1.38%, 01/16/2030(b)	EUR	100,000	135,140
1.88%, 09/12/2030(b)	EUR	100,000	141,094
3.25%, 01/15/2032(b)	GBP	200,000	327,867
0.50%, 09/04/2032(b)	EUR	100,000	124,097
8.13%, 01/28/2033	EUR	200,000	459,690
5.63%, 01/23/2034	GBP	150,000	307,501
5.38%, 11/22/2050(b)	GBP	100,000	239,046
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	200,000	277,114
RTE Reseau de Transport d’Electricite SADIR, 1.63%, 11/27/2025(b)	EUR	100,000	131,692
Sanofi
1.50%, 04/01/2030(b)	EUR	100,000	137,800
Series 12 FX, 1.38%, 03/21/2030(b)	EUR	200,000	273,356
Series 20FX, 1.88%, 03/21/2038(b)	EUR	100,000	154,466
Societe Generale S.A.
1.00%, 04/01/2022(b)	EUR	100,000	123,241
0.75%, 05/26/2023(b)	EUR	100,000	124,454

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount		Value
France-(continued)
1.25%, 02/15/2024(b)	EUR	200,000	$252,005
1.13%, 01/23/2025(b)	EUR	200,000	252,200
2.63%, 02/27/2025(b)	EUR	100,000	131,976
0.13%, 02/24/2026(b)	EUR	100,000	122,535
0.75%, 01/25/2027(b)	EUR	200,000	247,991
2.13%, 09/27/2028(b)	EUR	100,000	136,045
1.75%, 03/22/2029(b)	EUR	100,000	132,910
1.25%, 06/12/2030(b)	EUR	200,000	255,526
Total Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	285,900
Total Capital International S.A.
1.49%, 04/08/2027(b)	EUR	100,000	132,706
0.75%, 07/12/2028(b)	EUR	200,000	256,479
1.38%, 10/04/2029(b)	EUR	100,000	135,452
1.99%, 04/08/2032(b)	EUR	200,000	289,273
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP	200,000	456,923
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	100,000	140,372
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	200,000	278,111
			23,715,596
Germany-13.37%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	200,000	441,499
BASF SE, 0.25%, 06/05/2027(b)	EUR	100,000	124,197
Bayer AG
0.38%, 07/06/2024(b)	EUR	200,000	246,261
0.75%, 01/06/2027(b)	EUR	200,000	249,871
1.13%, 01/06/2030(b)	EUR	200,000	253,147
1.38%, 07/06/2032(b)	EUR	100,000	128,037
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	200,000	258,973
2.13%, 12/15/2029(b)	EUR	100,000	138,091
BMW Finance N.V.
0.38%, 07/10/2023(b)	EUR	200,000	246,217
1.00%, 11/14/2024(b)	EUR	100,000	126,570
1.50%, 02/06/2029(b)	EUR	200,000	270,057
Commerzbank AG
0.50%, 08/28/2023(b)	EUR	200,000	247,532
0.50%, 09/13/2023(b)	EUR	100,000	123,451
0.63%, 08/28/2024(b)	EUR	100,000	124,743
1.00%, 03/04/2026(b)	EUR	100,000	127,347
0.50%, 12/04/2026(b)	EUR	100,000	124,211
Daimler AG
1.40%, 01/12/2024(b)	EUR	100,000	126,666
2.63%, 04/07/2025(b)	EUR	200,000	269,144
1.50%, 03/09/2026(b)	EUR	100,000	130,464
2.00%, 08/22/2026(b)	EUR	125,000	167,653
0.38%, 11/08/2026(b)	EUR	100,000	122,849
1.38%, 05/11/2028(b)	EUR	100,000	131,193
1.50%, 07/03/2029(b)	EUR	200,000	266,508
0.75%, 09/10/2030(b)	EUR	100,000	126,694
1.13%, 11/06/2031(b)	EUR	100,000	128,197
2.13%, 07/03/2037(b)	EUR	100,000	146,404
Daimler International Finance B.V.
0.63%, 02/27/2023(b)	EUR	150,000	185,080
2.00%, 09/04/2023(b)	GBP	100,000	142,406
0.25%, 11/06/2023(b)	EUR	200,000	244,802
0.88%, 04/09/2024(b)	EUR	100,000	124,760
0.85%, 02/28/2025(b)	EUR	200,000	250,950
1.00%, 11/11/2025(b)	EUR	200,000	253,951
	Principal Amount		Value
Germany-(continued)
1.38%, 06/26/2026(b)	EUR	100,000	$129,761
0.63%, 05/06/2027(b)	EUR	125,000	155,630
Deutsche Bahn Finance GmbH
1.00%, 12/17/2027	EUR	100,000	131,389
1.13%, 12/18/2028(b)	EUR	100,000	133,600
0.63%, 12/08/2050(b)	EUR	100,000	118,144
Deutsche Bank AG
2.38%, 01/11/2023(b)	EUR	100,000	127,210
1.13%, 08/30/2023(b)	EUR	100,000	125,494
3.88%, 02/12/2024(b)	GBP	200,000	296,471
2.63%, 12/16/2024(b)	GBP	200,000	288,368
1.63%, 01/20/2027(b)	EUR	200,000	253,570
Deutsche Telekom AG
0.50%, 07/05/2027(b)	EUR	100,000	125,409
1.75%, 03/25/2031(b)	EUR	100,000	139,598
Deutsche Telekom International Finance B.V.
1.38%, 12/01/2025(b)	EUR	100,000	130,324
1.38%, 01/30/2027(b)	EUR	100,000	131,604
1.50%, 04/03/2028(b)	EUR	200,000	267,487
2.00%, 12/01/2029(b)	EUR	100,000	141,350
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	100,000	134,745
6.25%, 06/03/2030(b)	GBP	200,000	392,235
6.38%, 06/07/2032	GBP	300,000	620,437
4.75%, 01/31/2034(b)	GBP	200,000	373,358
5.88%, 10/30/2037(b)	GBP	250,000	541,995
6.75%, 01/27/2039(b)	GBP	200,000	477,737
6.13%, 07/06/2039(b)	GBP	300,000	682,606
E.ON SE, 0.38%, 09/29/2027(b)	EUR	200,000	249,130
HeidelbergCement AG, 1.50%, 02/07/2025(b)	EUR	100,000	128,166
HeidelbergCement Finance Luxembourg S.A., 1.63%, 04/07/2026(b)	EUR	100,000	130,484
Landesbank Baden-Wuerttemberg
0.50%, 06/07/2022(b)	EUR	100,000	122,757
0.38%, 02/18/2027(b)	EUR	100,000	123,367
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 05/12/2025(b)	EUR	200,000	249,083
SAP SE
1.75%, 02/22/2027(b)	EUR	100,000	134,564
1.25%, 03/10/2028(b)	EUR	100,000	132,078
1.63%, 03/10/2031(b)	EUR	100,000	139,451
Siemens Financieringsmaatschappij N.V.
2.88%, 03/10/2028(b)	EUR	200,000	295,839
0.25%, 02/20/2029(b)	EUR	100,000	124,108
0.13%, 09/05/2029(b)	EUR	200,000	245,891
0.50%, 09/05/2034(b)	EUR	100,000	126,186
3.75%, 09/10/2042(b)	GBP	200,000	405,758
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	100,000	127,369
Volkswagen Financial Services N.V., 1.13%, 09/18/2023(b)	GBP	200,000	277,077
Volkswagen International Finance N.V.
0.88%, 01/16/2023(b)	EUR	200,000	247,364
1.13%, 10/02/2023(b)	EUR	200,000	250,516
0.88%, 09/22/2028(b)	EUR	100,000	125,686
1.63%, 01/16/2030(b)	EUR	75,000	99,652
3.25%, 11/18/2030(b)	EUR	100,000	151,947
4.13%, 11/16/2038(b)	EUR	100,000	173,718
Series 10Y, 1.88%, 03/30/2027(b)	EUR	300,000	398,328

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Volkswagen Leasing GmbH
0.50%, 06/20/2022(b)	EUR	100,000	$122,455
2.38%, 09/06/2022(b)	EUR	100,000	126,201
2.63%, 01/15/2024(b)	EUR	200,000	261,070
1.13%, 04/04/2024(b)	EUR	100,000	125,395
1.38%, 01/20/2025(b)	EUR	100,000	127,122
Vonovia Finance B.V.
2.25%, 12/15/2023(b)	EUR	100,000	129,983
1.25%, 12/06/2024(b)	EUR	100,000	128,100
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	200,000	246,756
1.82%, 09/25/2031(b)	EUR	200,000	252,931
			17,944,979
Italy-4.56%
AMCO - Asset Management Co. S.p.A., 1.50%, 07/17/2023(b)	EUR	100,000	125,435
Assicurazioni Generali S.p.A.
5.13%, 09/16/2024(b)	EUR	200,000	291,530
4.13%, 05/04/2026(b)	EUR	100,000	140,916
Enel Finance International N.V.
1.00%, 09/16/2024(b)	EUR	100,000	126,521
1.97%, 01/27/2025(b)	EUR	200,000	262,712
1.50%, 07/21/2025(b)	EUR	100,000	129,700
1.38%, 06/01/2026(b)	EUR	150,000	195,584
1.13%, 09/16/2026(b)	EUR	150,000	193,962
0.38%, 06/17/2027(b)	EUR	100,000	123,488
1.00%, 10/20/2027(b)	GBP	125,000	172,981
5.75%, 09/14/2040(b)	GBP	400,000	875,294
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	150,000	316,666
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR	100,000	142,632
1.50%, 02/02/2026(b)	EUR	150,000	195,697
3.63%, 01/29/2029(b)	EUR	100,000	154,504
0.63%, 01/23/2030(b)	EUR	100,000	125,244
2.00%, 05/18/2031(b)	EUR	150,000	211,369
Intesa Sanpaolo S.p.A.
1.13%, 03/04/2022(b)	EUR	200,000	246,252
4.00%, 10/30/2023(b)	EUR	100,000	134,608
1.38%, 01/18/2024(b)	EUR	100,000	126,115
1.00%, 07/04/2024(b)	EUR	150,000	187,398
2.13%, 05/26/2025(b)	EUR	125,000	163,755
1.00%, 11/19/2026(b)	EUR	200,000	250,849
1.75%, 03/20/2028(b)	EUR	150,000	196,471
1.75%, 07/04/2029(b)	EUR	100,000	131,421
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	100,000	127,690
Terna Rete Elettrica Nazionale S.p.A., 1.38%, 07/26/2027(b)	EUR	100,000	131,582
UniCredit S.p.A.
2.00%, 03/04/2023(b)	EUR	100,000	126,716
0.50%, 04/09/2025(b)	EUR	200,000	244,859
2.13%, 10/24/2026(b)	EUR	200,000	266,463
			6,118,414
Japan-2.54%
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	100,000	124,326
NTT Finance Corp.
0.38%, 09/20/2030	JPY	100,000,000	964,857
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	956,516
	Principal Amount		Value
Japan-(continued)
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	$261,438
0.63%, 10/23/2029(b)	EUR	125,000	155,031
Takeda Pharmaceutical Co. Ltd.
1.13%, 11/21/2022(b)	EUR	200,000	248,728
2.25%, 11/21/2026(b)	EUR	100,000	136,241
3.00%, 11/21/2030(b)	EUR	200,000	298,732
1.38%, 07/09/2032	EUR	100,000	130,194
2.00%, 07/09/2040	EUR	100,000	136,639
			3,412,702
Luxembourg-0.19%
Logicor Financing S.a.r.l.
1.50%, 11/14/2022(b)	EUR	100,000	124,405
1.63%, 07/15/2027(b)	EUR	100,000	129,337
			253,742
Netherlands-4.65%
ABN AMRO Bank N.V.
7.13%, 07/06/2022(b)	EUR	200,000	267,693
0.60%, 01/15/2027(b)	EUR	200,000	249,192
Cooperatieve Rabobank U.A.
1.63%, 01/20/2022	NOK	1,000,000	117,991
4.13%, 09/14/2022(b)	EUR	100,000	129,833
3.88%, 07/25/2023(b)	EUR	100,000	133,337
0.75%, 08/29/2023(b)	EUR	100,000	124,425
0.63%, 02/27/2024(b)	EUR	100,000	124,230
1.25%, 03/23/2026(b)	EUR	150,000	195,389
1.38%, 02/03/2027(b)	EUR	100,000	132,257
5.25%, 09/14/2027(b)	GBP	150,000	255,968
4.63%, 05/23/2029(b)	GBP	300,000	504,749
1.13%, 05/07/2031(b)	EUR	100,000	132,227
ING Groep N.V.
1.00%, 09/20/2023(b)	EUR	100,000	125,394
1.13%, 02/14/2025(b)	EUR	100,000	127,011
2.13%, 01/10/2026(b)	EUR	100,000	133,743
3.00%, 02/18/2026(b)	GBP	300,000	454,269
1.38%, 01/11/2028(b)	EUR	100,000	131,824
2.00%, 09/20/2028(b)	EUR	200,000	275,030
2.50%, 11/15/2030(b)	EUR	200,000	296,794
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP	250,000	422,203
LeasePlan Corp. N.V., 0.13%, 09/13/2023	EUR	100,000	121,782
Shell International Finance B.V.
1.63%, 01/20/2027(b)	EUR	150,000	200,394
0.13%, 11/08/2027(b)	EUR	100,000	122,449
1.50%, 04/07/2028(b)	EUR	100,000	133,983
1.25%, 05/12/2028(b)	EUR	100,000	131,822
0.75%, 08/15/2028(b)	EUR	150,000	191,229
1.00%, 12/10/2030(b)	GBP	150,000	203,001
0.50%, 11/08/2031(b)	EUR	100,000	124,323
1.88%, 04/07/2032(b)	EUR	200,000	284,292
1.25%, 11/11/2032(b)	EUR	200,000	266,877
0.88%, 11/08/2039(b)	EUR	100,000	121,938
			6,235,649
Norway-1.07%
Equinor ASA
1.25%, 02/17/2027(b)	EUR	150,000	196,547
6.88%, 03/11/2031(b)	GBP	200,000	427,312

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount		Value
Norway-(continued)
1.38%, 05/22/2032(b)	EUR	100,000	$135,425
1.63%, 02/17/2035(b)	EUR	200,000	282,351
Telenor ASA
0.75%, 05/31/2026(b)	EUR	100,000	126,770
1.13%, 05/31/2029(b)	EUR	200,000	263,444
			1,431,849
Portugal-0.09%
EDP Finance B.V., 1.13%, 02/12/2024(b)	EUR	100,000	125,828
Singapore-0.35%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	200,000	463,297
Spain-5.89%
Abertis Infraestructuras S.A.
1.38%, 05/20/2026(b)	EUR	100,000	128,144
2.38%, 09/27/2027(b)	EUR	100,000	134,623
3.00%, 03/27/2031(b)	EUR	100,000	142,681
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 02/28/2024(b)	EUR	100,000	125,637
0.38%, 10/02/2024(b)	EUR	100,000	123,041
1.38%, 05/14/2025(b)	EUR	100,000	128,134
0.75%, 06/04/2025(b)	EUR	100,000	125,887
1.00%, 06/21/2026(b)	EUR	100,000	127,004
0.50%, 01/14/2027(b)	EUR	100,000	123,035
3.50%, 02/10/2027(b)	EUR	200,000	282,820
Banco de Sabadell S.A.
0.88%, 03/05/2023(b)	EUR	100,000	123,634
0.88%, 07/22/2025(b)	EUR	100,000	123,785
Banco Santander S.A.
2.75%, 09/12/2023(b)	GBP	100,000	144,127
1.38%, 07/31/2024(b)	GBP	200,000	280,789
1.13%, 01/17/2025(b)	EUR	200,000	252,669
2.50%, 03/18/2025(b)	EUR	200,000	262,902
1.38%, 01/05/2026(b)	EUR	200,000	256,264
3.25%, 04/04/2026(b)	EUR	200,000	275,045
3.13%, 01/19/2027(b)	EUR	100,000	138,177
0.50%, 02/04/2027(b)	EUR	200,000	245,858
1.75%, 02/17/2027(b)	GBP	200,000	281,458
1.13%, 06/23/2027(b)	EUR	100,000	128,073
2.13%, 02/08/2028(b)	EUR	200,000	263,920
1.63%, 10/22/2030(b)	EUR	100,000	126,339
CaixaBank S.A.
1.13%, 01/12/2023(b)	EUR	200,000	248,419
1.75%, 10/24/2023(b)	EUR	100,000	127,247
2.38%, 02/01/2024(b)	EUR	100,000	129,906
1.13%, 05/17/2024(b)	EUR	100,000	126,093
0.63%, 10/01/2024(b)	EUR	100,000	123,558
0.38%, 02/03/2025(b)	EUR	100,000	123,041
1.13%, 03/27/2026(b)	EUR	100,000	127,521
1.38%, 06/19/2026(b)	EUR	200,000	254,767
Iberdrola Finanzas S.A., 1.00%, 03/07/2025(b)	EUR	100,000	127,038
Iberdrola International, B.V., 1.13%, 04/21/2026(b)	EUR	100,000	129,245
Mapfre S.A., 1.63%, 05/19/2026(b)	EUR	100,000	133,096
Naturgy Finance B.V.
1.25%, 01/15/2026(b)	EUR	100,000	128,852
1.38%, 01/19/2027(b)	EUR	100,000	130,517
Santander Consumer Finance S.A., 0.38%, 06/27/2024(b)	EUR	100,000	123,095
	Principal Amount		Value
Spain-(continued)
Telefonica Emisiones S.A.
1.53%, 01/17/2025(b)	EUR	100,000	$129,592
5.38%, 02/02/2026(b)	GBP	200,000	332,988
1.46%, 04/13/2026(b)	EUR	200,000	262,233
1.20%, 08/21/2027(b)	EUR	200,000	260,324
1.72%, 01/12/2028(b)	EUR	300,000	405,095
1.79%, 03/12/2029(b)	EUR	100,000	136,783
			7,903,456
Sweden-1.41%
Skandinaviska Enskilda Banken AB
0.38%, 02/11/2027(b)	EUR	200,000	247,036
0.63%, 11/12/2029(b)	EUR	200,000	251,641
Svenska Handelsbanken AB, 0.50%, 02/18/2030(b)	EUR	200,000	248,147
Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	125,916
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	262,212
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	300,000	758,698
			1,893,650
Switzerland-2.03%
Credit Suisse AG, 1.50%, 04/10/2026(b)	EUR	150,000	197,024
Credit Suisse Group AG
1.00%, 04/14/2023(b)	CHF	250,000	288,145
2.75%, 08/08/2025(b)	GBP	150,000	223,340
0.65%, 09/10/2029(b)	EUR	100,000	123,919
Credit Suisse Group Funding Guernsey Ltd., 1.25%, 04/14/2022(b)	EUR	250,000	309,135
Holcim Finance (Luxembourg) S.A., 2.25%, 05/26/2028(b)	EUR	100,000	138,697
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	300,000	375,048
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	100,000	137,676
2.00%, 03/26/2038(b)	EUR	200,000	300,798
UBS Group AG
1.75%, 11/16/2022(b)	EUR	200,000	251,821
1.50%, 11/30/2024(b)	EUR	100,000	126,768
1.25%, 09/01/2026(b)	EUR	200,000	257,366
			2,729,737
United Kingdom-22.67%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	200,000	336,990
Annington Funding PLC
2.65%, 07/12/2025(b)	GBP	200,000	294,117
3.18%, 07/12/2029(b)	GBP	150,000	231,817
3.69%, 07/12/2034(b)	GBP	200,000	332,934
3.94%, 07/12/2047(b)	GBP	200,000	362,432
Barclays Bank PLC, 6.63%, 03/30/2022(b)	EUR	100,000	130,757
Barclays PLC
1.50%, 04/01/2022(b)	EUR	75,000	92,869
1.88%, 12/08/2023(b)	EUR	100,000	127,952
3.13%, 01/17/2024(b)	GBP	350,000	511,090
3.00%, 05/08/2026(b)	GBP	200,000	299,156
3.25%, 02/12/2027(b)	GBP	400,000	607,185
BAT International Finance PLC
7.25%, 03/12/2024	GBP	100,000	164,441
4.00%, 09/04/2026(b)	GBP	150,000	235,943
2.25%, 06/26/2028(b)	GBP	100,000	142,055
2.25%, 01/16/2030(b)	EUR	200,000	268,775

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
6.00%, 11/24/2034(b)	GBP	150,000	$285,972
2.25%, 09/09/2052(b)	GBP	200,000	224,591
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	150,000	310,060
BP Capital Markets PLC
2.97%, 02/27/2026(b)	EUR	100,000	139,473
1.57%, 02/16/2027(b)	EUR	200,000	264,005
0.83%, 11/08/2027(b)	EUR	100,000	126,888
2.52%, 04/07/2028(b)	EUR	100,000	141,233
1.23%, 05/08/2031(b)	EUR	100,000	130,664
2.82%, 04/07/2032(b)	EUR	200,000	302,949
British Telecommunications PLC
1.13%, 03/10/2023(b)	EUR	100,000	124,882
1.00%, 11/21/2024(b)	EUR	100,000	125,842
1.75%, 03/10/2026(b)	EUR	100,000	131,904
1.50%, 06/23/2027(b)	EUR	100,000	131,172
5.75%, 12/07/2028(b)	GBP	150,000	271,265
3.13%, 11/21/2031(b)	GBP	200,000	312,568
6.38%, 06/23/2037(b)	GBP	170,000	363,645
BUPA Finance PLC, 5.00%, 04/25/2023(b)	GBP	150,000	223,534
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	250,000	368,863
2.63%, 09/22/2038(b)	GBP	200,000	305,520
2.75%, 09/22/2046(b)	GBP	200,000	308,253
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	254,776
7.00%, 09/19/2033(b)	GBP	250,000	556,063
4.25%, 09/12/2044(b)	GBP	150,000	291,293
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(b)	EUR	100,000	125,300
CK Hutchison Finance (16) Ltd., Series A, 1.25%, 04/06/2023(b)	EUR	100,000	124,981
CK Hutchison Group Telecom Finance S.A.
0.38%, 10/17/2023(b)	EUR	150,000	184,070
0.75%, 04/17/2026(b)	EUR	100,000	124,908
2.00%, 10/17/2027(b)	GBP	200,000	287,270
1.13%, 10/17/2028(b)	EUR	100,000	126,933
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	285,009	454,316
Diageo Finance PLC, 2.50%, 03/27/2032(b)	EUR	100,000	148,186
Eversholt Funding PLC, 2.74%, 06/30/2040(b)	GBP	100,000	147,355
Friends Life Holdings PLC, 8.25%, 04/21/2022(b)	GBP	150,000	225,025
GlaxoSmithKline Capital PLC
5.25%, 12/19/2033	GBP	300,000	612,801
1.63%, 05/12/2035(b)	GBP	200,000	282,545
6.38%, 03/09/2039	GBP	200,000	485,970
5.25%, 04/10/2042(b)	GBP	275,000	625,983
4.25%, 12/18/2045(b)	GBP	250,000	526,121
Heathrow Funding Ltd.
5.23%, 02/15/2023(b)	GBP	300,000	447,286
7.13%, 02/14/2024(b)	GBP	200,000	314,066
6.75%, 12/03/2026(b)	GBP	200,000	350,713
6.45%, 12/10/2031(b)	GBP	250,000	481,255
5.88%, 05/13/2041(b)	GBP	200,000	398,494
4.63%, 10/31/2046(b)	GBP	200,000	362,217
	Principal Amount		Value
United Kingdom-(continued)
HSBC Bank PLC
5.38%, 08/22/2033(b)	GBP	150,000	$285,859
4.75%, 03/24/2046	GBP	200,000	383,535
HSBC Holdings PLC
1.50%, 03/15/2022(b)	EUR	200,000	248,131
6.50%, 05/20/2024(b)	GBP	200,000	325,710
0.88%, 09/06/2024(b)	EUR	200,000	251,241
2.50%, 03/15/2027(b)	EUR	100,000	138,929
2.63%, 08/16/2028(b)	GBP	300,000	452,180
Imperial Brands Finance PLC
8.13%, 03/15/2024(b)	GBP	200,000	334,689
5.50%, 09/28/2026(b)	GBP	150,000	251,548
4.88%, 06/07/2032(b)	GBP	100,000	169,678
Lloyds Bank Corporate Markets PLC
0.25%, 10/04/2022(b)	EUR	100,000	122,420
1.75%, 07/11/2024(b)	GBP	150,000	212,542
2.38%, 04/09/2026(b)	EUR	200,000	271,966
Lloyds Bank PLC
7.63%, 04/22/2025(b)	GBP	200,000	347,484
6.50%, 09/17/2040(b)	GBP	250,000	634,053
Motability Operations Group PLC
3.63%, 03/10/2036(b)	GBP	250,000	452,136
2.38%, 07/03/2039(b)	GBP	100,000	158,073
Nationwide Building Society, 0.25%, 07/22/2025(b)	EUR	100,000	122,826
Natwest Group PLC, 2.50%, 03/22/2023(b)	EUR	200,000	256,074
NatWest Markets PLC
0.63%, 03/02/2022(b)	EUR	200,000	245,075
1.00%, 05/28/2024(b)	EUR	100,000	125,722
2.75%, 04/02/2025(b)	EUR	100,000	134,886
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	125,000	183,440
Rio Tinto Finance PLC, 4.00%, 12/11/2029(b)	GBP	150,000	260,145
Santander UK Group Holdings PLC
1.13%, 09/08/2023(b)	EUR	100,000	125,013
3.63%, 01/14/2026(b)	GBP	150,000	229,375
Scottish Widows Ltd.
5.50%, 06/16/2023(b)	GBP	200,000	302,616
7.00%, 06/16/2043(b)	GBP	150,000	311,040
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	100,000	138,944
Society of Lloyd’s, 4.75%, 10/30/2024(b)	GBP	100,000	154,391
SSE PLC, 8.38%, 11/20/2028(b)	GBP	120,000	252,941
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	348,649
4.38%, 01/18/2038(b)	GBP	100,000	195,113
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	659,525
Thames Water Utilities Finance PLC
4.00%, 06/19/2025(b)	GBP	200,000	314,170
5.13%, 09/28/2037(b)	GBP	150,000	303,068
5.50%, 02/11/2041(b)	GBP	100,000	218,296
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(b)	EUR	150,000	209,140
University of Oxford, 2.54%, 12/08/2117(b)	GBP	300,000	606,069
Vodafone Group PLC
1.75%, 08/25/2023(b)	EUR	100,000	127,588
1.88%, 09/11/2025(b)	EUR	100,000	131,862
2.20%, 08/25/2026(b)	EUR	200,000	272,526

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
1.63%, 11/24/2030(b)	EUR	100,000	$136,238
1.60%, 07/29/2031(b)	EUR	100,000	136,231
3.38%, 08/08/2049(b)	GBP	200,000	326,180
3.00%, 08/12/2056(b)	GBP	300,000	455,456
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118(b)	GBP	200,000	413,143
Western Power Distribution PLC, 3.63%, 11/06/2023(b)	GBP	150,000	219,877
Western Power Distribution West Midlands PLC, 5.75%, 04/16/2032(b)	GBP	225,000	451,019
Westfield Stratford City Finance No. 2 PLC, 1.64%, 08/04/2026(b)	GBP	250,000	346,848
			30,423,383
United States-1.58%
American Honda Finance Corp.
0.35%, 08/26/2022	EUR	100,000	122,644
1.95%, 10/18/2024	EUR	100,000	130,756
DH Europe Finance II S.a.r.l.
0.45%, 03/18/2028	EUR	125,000	153,891
0.75%, 09/18/2031	EUR	200,000	248,441
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	200,000	248,435
1.63%, 03/07/2031	EUR	100,000	137,694
	Principal Amount		Value
United States-(continued)
0.75%, 10/15/2032	EUR	100,000	$126,981
1.38%, 10/15/2040	EUR	100,000	129,531
Stellantis N.V.
3.88%, 01/05/2026(b)	EUR	250,000	352,030
2.75%, 05/15/2026(b)	EUR	100,000	136,297
Toyota Motor Credit Corp.
0.25%, 07/16/2026(b)	EUR	100,000	123,823
0.75%, 11/19/2026(b)	GBP	150,000	207,247
			2,117,770
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $118,710,375)			132,431,787
	Shares
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $82,592)		82,592	82,592
TOTAL INVESTMENTS IN SECURITIES-98.75% (Cost $118,792,967)			132,514,379
OTHER ASSETS LESS LIABILITIES-1.25%			1,677,812
NET ASSETS-100.00%			$134,192,191

Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
CHF-Swiss Franc
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $104,071,328, which represented 77.55% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,491,980	$(4,409,388)	$-	$-	$82,592	$6

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021, for each Fund (except for Emerging Markets Sovereign Debt ETF). As of January 31, 2021, all of the securities in Emerging Markets Sovereign Debt ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$201,600,928	$33,243	$201,634,171
Common Stocks & Other Equity Interests	61,102	-	21,038	82,140
Variable Rate Senior Loan Interests	-	50,141	-	50,141
Preferred Stocks	-	-	0	0
Money Market Funds	11,156,947	3,178,196	-	14,335,143
Total Investments in Securities	11,218,049	204,829,265	54,281	216,101,595
Other Investments - Assets
Investments Matured	-	1,629,667	226,559	1,856,226
Total Investments	$11,218,049	$206,458,932	$280,840	$217,957,821
Invesco International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$132,431,787	$-	$132,431,787
Money Market Funds	82,592	-	-	82,592
Total Investments	$82,592	$132,431,787	$-	$132,514,379
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.